Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended
Mar. 20, 2013
Schedule Of Stockholders Equity [Line Items]
Cash dividend payable to stockholders	$ 0.16
Distribution received	$ 0.16